Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Netting recognized on the balance sheet
Gross liabilities before netting	$ 331.8	$ 352.1
Netting with gross assets	(103.0)	(108.6)
Net liabilities recognized on the balance sheet	228.8	243.5
Netting potential not recognized on the balance sheet
Financial assets	(159.8)	(159.7)
Collateral pledged	(49.5)	(54.8)
Liabilities after consideration of netting potential	19.4	29.1
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	30.9	34.2
Total liabilities
Total liabilities after consideration of netting potential	50.3	63.2
Total liabilities recognized on the balance sheet	259.7	277.7
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	25.0	25.2
Netting with gross assets	(11.5)	(12.5)
Net liabilities recognized on the balance sheet	13.5	12.6
Netting potential not recognized on the balance sheet
Financial assets	(1.1)	(0.8)
Collateral pledged	(12.4)	(11.8)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.8
Total liabilities
Total liabilities after consideration of netting potential	1.4	1.8
Total liabilities recognized on the balance sheet	14.8	14.4
Collateral for securities financing transactions measured at amoritzed cost that use UBS debt instruments as the underlying
Netting potential not recognized on the balance sheet
Collateral pledged	(8.8)	(7.7)
Derivative financial instruments
Netting recognized on the balance sheet
Gross liabilities before netting	176.2	185.1
Netting with gross assets	(2.6)	(3.3)
Net liabilities recognized on the balance sheet	173.5	181.8
Netting potential not recognized on the balance sheet
Financial assets	(135.5)	(133.0)
Collateral pledged	(30.8)	(35.0)
Liabilities after consideration of netting potential	7.2	13.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	7.1	10.4
Total liabilities
Total liabilities after consideration of netting potential	14.3	24.3
Total liabilities recognized on the balance sheet	180.6	192.2
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	33.9	39.8
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	33.9	39.7
Netting potential not recognized on the balance sheet
Financial assets	(19.3)	(23.2)
Collateral pledged	(2.4)	(3.2)
Liabilities after consideration of netting potential	12.2	13.3
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.6	1.8
Total liabilities
Total liabilities after consideration of netting potential	13.8	15.2
Total liabilities recognized on the balance sheet	35.5	41.6
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	96.8	102.1
Netting with gross assets	(88.9)	(92.8)
Net liabilities recognized on the balance sheet	7.8	9.3
Netting potential not recognized on the balance sheet
Financial assets	(3.8)	(2.7)
Collateral pledged	(4.0)	(4.8)
Liabilities after consideration of netting potential	0.0	1.8
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	20.9	20.2
Total liabilities
Total liabilities after consideration of netting potential	20.9	22.0
Total liabilities recognized on the balance sheet	28.7	29.5
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	94.7	100.0
Netting with gross assets	(88.9)	(92.8)
Net liabilities recognized on the balance sheet	5.8	7.2
Netting potential not recognized on the balance sheet
Financial assets	(3.8)	(2.7)
Collateral pledged	(2.0)	(4.5)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.0	0.2
Total liabilities
Total liabilities after consideration of netting potential	0.0	0.2
Total liabilities recognized on the balance sheet	$ 5.8	$ 7.4